General (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
General [Abstract]
Incorporation date	Mar. 09, 1993
Acquisition percentage		100.00%
Accumulated deficit	$ (165,632)	$ (159,009)
Cash resources	$ 76